Related party transactions - Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC (Details) - EVERTEC Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Share of income from investment	$ 16,936	$ 16,749	$ 13,892
Share of other changes in stockholders equity	865	516	1,659
Share of changes in equity recognized in income	$ 17,801	$ 17,265	$ 15,551